SHARE-BASED PAYMENTS (Tables)	6 Months Ended
Jun. 30, 2022
SHARE-BASED PAYMENTS
Schedule of information on options granted

	Number of options granted
		Exercise	Fair value of
		price for 1	options on date of
	According to the Award Plan	ADS ($)	grant in U.S. dollars
Date of BoD	of the Company(1)	($)	in thousands (2)
January 2022	5,000	2.45	7
March 2022	6,000	1.67	6
	11,000		13

Schedule of information on RSUs granted

				Fair value of
	Number of RSUs granted			options on date of
	According to the Award Plan of the Company			grant in U.S. dollars
Date of BoD	Other than to Directors	To directors (3)	Total	in thousands
January 2022 (1)	1,920,500	140,000	2,060,500	5,712
March 2022 (1)	96,000	—	96,000	160
April 2022(1)	35,000	—	35,000	87
June 2022 (2)	2,038,500	165,000	2,203,500	1,895
Total	4,090,000	305,000	4,395,000	7,854